PREPAYMENTS AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
PrepaymentsAndOtherCurrentAssetsLineItems [Line Items]
PREPAYMENTS AND OTHER CURRENT ASSETS

3. Prepayments and Other Current Assets

	As of December 31,
	2025	2024
	US$	US$
Prepaid taxes	6,447	37,013
Prepaid service charges	400	3,565
Other current assets	185	155
Deposits, prepayments and other current assets	7,032	40,733

Kukugan Invest [Member]
PrepaymentsAndOtherCurrentAssetsLineItems [Line Items]
PREPAYMENTS AND OTHER CURRENT ASSETS

4. Prepayments and Other Current Assets

	Successor	Predecessor
	As of June 30, 2026	As of December 31, 2025
	US$	US$
Prepaid taxes	9,939	6,447
Prepaid service charges	39,107	400
Other current assets	3	185
Deposits, prepayments and other current assets	49,049	7,032

There is a provision for other current assets provided for the successor period from January 6 to June 30, 2026. The movement of the provision is as follows:

Successor
From January 6 through June 30, 2026
US$
Beginning balance	—
Additional during the period	6,527
Ending balance	6,527